Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 11,625	$ 10,165